MEMORANDUM OF CHANGES

                         ADVISORS DISCIPLINED TRUST 459

     The Prospectus and the Trust Agreement filed with Amendment No. 7 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on October 18, 2011 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The date of the prospectus has been revised.

PAGE 3.        The dates have been completed.

PAGE 4.        The dates have been completed.

PAGE 8. The "Essential Information", the "Fees and Expenses" and the "Example" table have been completed.

PAGES 9-12.    The "Portfolio" and notes thereto have been completed.

PAGE 14.       The dates have been completed.

PAGE 25.       The dates have been completed.

PAGE 35. The Report of Independent Registered Public Accounting Firm and the Statement of Financial Condition have been completed.

BACK COVER.    The date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

October 18, 2011









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